The Company and Significant Accounting Policies - Schedule of Fair Value Asset Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total assets and liabilities at fair value
Markets for Identical Assets Level 1 [Member]
Total assets and liabilities at fair value
Significant Other Observable Inputs level 2 [Member]
Total assets and liabilities at fair value
Significant Unobservable Inputs Level 3 [Member]
Total assets and liabilities at fair value